UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

Wilmington Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

WILMINGTON MANAGED ALLOCATION FUND—MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2012 (unaudited)

Description	Number of Shares	Value
1MUTUAL FUNDS—100.4%
EQUITY FUNDS—63.5%
Wilmington Multi-Manager International Fund, I Shares	605,691	$4,142,929
Wilmington Large Cap Growth Fund, I Shares	312,177	2,872,026
Wilmington Large Cap Value Fund, I Shares	330,067	3,591,128
Wilmington Mid Cap Growth Fund, I Shares	50,876	798,745
Wilmington Small Cap Growth Fund, I Shares	32,949	568,369

TOTAL EQUITY FUNDS		$11,973,197

FIXED INCOME FUNDS—33.3%
Wilmington Broad Market Bond Fund, I Shares	167,481	1,668,114
Wilmington Intermediate-Term Bond Fund, I Shares	157,689	1,666,774
Wilmington Short Duration Government Bond Fund, I Shares	74,577	729,367
Wilmington Short-Term Corporate Bond Fund, I Shares	215,217	2,210,279

TOTAL FIXED INCOME FUNDS		$6,274,534

MONEY MARKET FUND—3.6%
[2]Wilmington Prime Money Market Fund, Select Shares, 0.04%	686,525	$686,525

TOTAL MUTUAL FUNDS—100.4%
(Cost $15,745,285)		$18,934,256
OTHER LIABILITIES LESS ASSETS—(0.4)%		(82,746)

TOTAL NET ASSETS—100.0%		$18,851,510

The categories of investments are shown as a percentage of total net assets at March 31, 2012.

(1)	Affiliated companies. See Note 3
(2)	7-Day net yield.

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $3,188,971. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $3,188,971 and unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$18,934,256	$—	$—	$18,934,256

Total	$18,934,256	$—	$—	$18,934,256

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2012

1. Organization

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 26 portfolios (individually referred to as the “Fund” or collectively as the “Funds”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);
•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2012, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on December 31, 2011.

3. Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by Wilmington Trust Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2011	Purchases/ Additions	Sales/ Reductions	Reorganization Shares	Balance of Shares Held 3/31/2012	Value at 3/31/2012	Dividend Income	Realized Gain/Loss

Wilmington Multi-Manager International Fund	478,005	—	—	127,686	605,691	$4,142,929	$—	$—
Wilmington Large Cap Growth Fund	312,177	—	—	—	312,177	2,872,026	—	—
Wilmington Large Cap Value Fund	329,436	631	—	—	330,067	3,591,128	6,918	—
Wilmington Mid Cap Growth Fund	50,876	—	—	—	50,876	798,745	—	—
Wilmington Small Cap Growth Fund	32,949	—	—	—	32,949	568,369	—	—
Wilmington Broad Market Bond Fund	166,045	1,436	—	—	167,481	1,668,114	14,385	—
Wilmington Intermediate-Term Bond Fund	156,793	896	—	—	157,689	1,666,774	9,495	—
Wilmington Short Duration Government Bond Fund	74,167	410	—	—	74,577	729,367	4,027	—
Wilmington Short-Term Corporate Bond Fund	214,426	791	—	—	215,217	2,210,279	8,118	—
Wilmington Prime Money Market Fund	1,612,921	127,857	1,054,253	—	686,525	686,525	103	—

TOTAL		132,021	1,054,253	127,686		$18,934,256	$43,046	$—

4. Principal Risks of Investing in the Fund

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the decisions of the Advisor, as investment advisor, regarding the allocation of the Fund’s assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in underlying funds, the Fund is subject to the risks of the underlying funds’ investments. Both the Fund and the underlying funds in which it invests bear fees and expenses, so an investment in the Fund may be subject to certain duplicate expenses.

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the underlying funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there are no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 10, 2012

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 10, 2012